Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 26, 2011
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST X
Central Index Key	dei_EntityCentralIndexKey	0000783740
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 26, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 26, 2011
Prospectus Date	rr_ProspectusDate	Sep 28, 2010

MFS Aggressive Growth Allocation Fund (Prospectus Summary): | MFS Aggressive Growth Allocation Fund
MFS�� Aggressive Growth Allocation Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is August 26, 2011.

MFS�� Asset Allocation Funds

MFS�� Conservative Allocation Fund,

MFS�� Moderate Allocation Fund,

MFS�� Growth Allocation Fund, and

MFS�� Aggressive Growth Allocation Fund

Effective immediately, the following replaces the second paragraph of the sub-section entitled "Principal Investment Strategies" beneath the main heading "Summary of Key Information" for MFS Aggressive Growth Allocation Fund:

As of August 26, 2011, the fund���s target allocation among asset classes and the underlying funds was:

Bond Funds:	0%
Specialty Funds:	10%
MFS Commodity Strategy Fund	5%
MFS Global Real Estate Fund	5%
International Stock Funds:	30%
MFS Emerging Markets Equity Fund	2%
MFS International Growth Fund	8%
MFS International New Discovery Fund	4%
MFS International Value Fund	8%
MFS Research International Fund	8%
U.S. Stock Funds:	60%
MFS Growth Fund	13%
MFS Mid Cap Growth Fund	10%
MFS Mid Cap Value Fund	10%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Research Fund	9%
MFS Value Fund	13%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 28, 2010
MFS Aggressive Growth Allocation Fund (Prospectus Summary): | MFS Aggressive Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MFS�� Aggressive Growth Allocation Fund
Supplement Text	ck0000783740_SupplementTextBlock

SUPPLEMENT TO PROSPECTUS

The date of this supplement is August 26, 2011.

MFS�� Asset Allocation Funds

MFS�� Conservative Allocation Fund,

MFS�� Moderate Allocation Fund,

MFS�� Growth Allocation Fund, and

MFS�� Aggressive Growth Allocation Fund

Investment Strategy, Heading	rr_StrategyHeading	Effective immediately, the following replaces the second paragraph of the sub-section entitled "Principal Investment Strategies" beneath the main heading "Summary of Key Information" for MFS Aggressive Growth Allocation Fund:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

As of August 26, 2011, the fund���s target allocation among asset classes and the underlying funds was:

Bond Funds:	0%
Specialty Funds:	10%
MFS Commodity Strategy Fund	5%
MFS Global Real Estate Fund	5%
International Stock Funds:	30%
MFS Emerging Markets Equity Fund	2%
MFS International Growth Fund	8%
MFS International New Discovery Fund	4%
MFS International Value Fund	8%
MFS Research International Fund	8%
U.S. Stock Funds:	60%
MFS Growth Fund	13%
MFS Mid Cap Growth Fund	10%
MFS Mid Cap Value Fund	10%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Research Fund	9%
MFS Value Fund	13%

MFS Aggressive Growth Allocation Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAAGX
MFS Aggressive Growth Allocation Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAALX
MFS Aggressive Growth Allocation Fund | 529A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EAGTX
MFS Aggressive Growth Allocation Fund | 529B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBAAX
MFS Aggressive Growth Allocation Fund | 529C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECAAX
MFS Aggressive Growth Allocation Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBAGX
MFS Aggressive Growth Allocation Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCAGX
MFS Aggressive Growth Allocation Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIAGX
MFS Aggressive Growth Allocation Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAAFX
MFS Aggressive Growth Allocation Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAWAX
MFS Aggressive Growth Allocation Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAAHX

MFS Moderate Allocation Fund (Prospectus Summary): | MFS Moderate Allocation Fund
MFS�� Moderate Allocation Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is August 26, 2011.

MFS�� Asset Allocation Funds

MFS�� Conservative Allocation Fund,

MFS�� Moderate Allocation Fund,

MFS�� Growth Allocation Fund, and

MFS�� Aggressive Growth Allocation Fund

Effective immediately, the following replaces the second paragraph of the sub-section entitled "Principal Investment Strategies" beneath the main heading "Summary of Key Information" for MFS Moderate Allocation Fund:

As of August 26, 2011, the fund���s target allocation among asset classes and the underlying funds was:

Bond Funds:	40%
MFS Emerging Markets Debt Fund	3%
MFS Global Bond Fund	5%
MFS Government Securities Fund	10%
MFS High Income Fund	5%
MFS Inflation-Adjusted Bond Fund	5%
MFS Research Bond Fund	12%
Specialty Funds:	6%
MFS Absolute Return Fund	1%
MFS Commodity Strategy Fund	3%
MFS Global Real Estate Fund	2%
International Stock Funds:	13%
MFS International Growth Fund	3%
MFS International New Discovery Fund	1%
MFS International Value Fund	3%
MFS Research International Fund	6%
U.S. Stock Funds:	41%
MFS Growth Fund	8%
MFS Mid Cap Growth Fund	7%
MFS Mid Cap Value Fund	7%
MFS New Discovery Fund	1.5%
MFS New Discovery Value Fund	1.5%
MFS Research Fund	8%
MFS Value Fund	8%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 28, 2010
MFS Moderate Allocation Fund (Prospectus Summary): | MFS Moderate Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MFS�� Moderate Allocation Fund
Supplement Text	ck0000783740_SupplementTextBlock

SUPPLEMENT TO PROSPECTUS

The date of this supplement is August 26, 2011.

MFS�� Asset Allocation Funds

MFS�� Conservative Allocation Fund,

MFS�� Moderate Allocation Fund,

MFS�� Growth Allocation Fund, and

MFS�� Aggressive Growth Allocation Fund

Investment Strategy, Heading	rr_StrategyHeading	Effective immediately, the following replaces the second paragraph of the sub-section entitled "Principal Investment Strategies" beneath the main heading "Summary of Key Information" for MFS Moderate Allocation Fund:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

As of August 26, 2011, the fund���s target allocation among asset classes and the underlying funds was:

Bond Funds:	40%
MFS Emerging Markets Debt Fund	3%
MFS Global Bond Fund	5%
MFS Government Securities Fund	10%
MFS High Income Fund	5%
MFS Inflation-Adjusted Bond Fund	5%
MFS Research Bond Fund	12%
Specialty Funds:	6%
MFS Absolute Return Fund	1%
MFS Commodity Strategy Fund	3%
MFS Global Real Estate Fund	2%
International Stock Funds:	13%
MFS International Growth Fund	3%
MFS International New Discovery Fund	1%
MFS International Value Fund	3%
MFS Research International Fund	6%
U.S. Stock Funds:	41%
MFS Growth Fund	8%
MFS Mid Cap Growth Fund	7%
MFS Mid Cap Value Fund	7%
MFS New Discovery Fund	1.5%
MFS New Discovery Value Fund	1.5%
MFS Research Fund	8%
MFS Value Fund	8%

MFS Moderate Allocation Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAMAX
MFS Moderate Allocation Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAMJX
MFS Moderate Allocation Fund | 529A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EAMDX
MFS Moderate Allocation Fund | 529B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBMDX
MFS Moderate Allocation Fund | 529C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECMAX
MFS Moderate Allocation Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMABX
MFS Moderate Allocation Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMACX
MFS Moderate Allocation Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMAIX
MFS Moderate Allocation Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAMFX
MFS Moderate Allocation Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MARRX
MFS Moderate Allocation Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAMHX

MFS Conservative Allocation Fund (Prospectus Summary): | MFS Conservative Allocation Fund
MFS�� Conservative Allocation Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is August 26, 2011.

MFS�� Asset Allocation Funds

MFS�� Conservative Allocation Fund,

MFS�� Moderate Allocation Fund,

MFS�� Growth Allocation Fund, and

MFS�� Aggressive Growth Allocation Fund

Effective immediately, the following replaces the second paragraph of the sub-section entitled "Principal Investment Strategies" beneath the main heading "Summary of Key Information" for MFS Conservative Allocation Fund:

As of August 26, 2011, the fund���s target allocation among asset classes and the underlying funds was:

Bond Funds:	60%
MFS Emerging Markets Debt Fund	3%
MFS Global Bond Fund	5%
MFS Government Securities Fund	10%
MFS High Income Fund	5%
MFS Inflation-Adjusted Bond Fund	10%
MFS Limited Maturity Fund	10%
MFS Research Bond Fund	17%
Specialty Funds:	4%
MFS Absolute Return Fund	2%
MFS Commodity Strategy Fund	1%
MFS Global Real Estate Fund	1%
International Stock Funds:	8%
MFS International Growth Fund	2%
MFS International Value Fund	2%
MFS Research International Fund	4%
U.S. Stock Funds:	28%
MFS Growth Fund	6%
MFS Mid Cap Growth Fund	4%
MFS Mid Cap Value Fund	4%
MFS New Discovery Fund	1%
MFS New Discovery Value Fund	1%
MFS Research Fund	6%
MFS Value Fund	6%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 28, 2010
MFS Conservative Allocation Fund (Prospectus Summary): | MFS Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MFS�� Conservative Allocation Fund
Supplement Text	ck0000783740_SupplementTextBlock

SUPPLEMENT TO PROSPECTUS

The date of this supplement is August 26, 2011.

MFS�� Asset Allocation Funds

MFS�� Conservative Allocation Fund,

MFS�� Moderate Allocation Fund,

MFS�� Growth Allocation Fund, and

MFS�� Aggressive Growth Allocation Fund

Investment Strategy, Heading	rr_StrategyHeading	Effective immediately, the following replaces the second paragraph of the sub-section entitled "Principal Investment Strategies" beneath the main heading "Summary of Key Information" for MFS Conservative Allocation Fund:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

As of August 26, 2011, the fund���s target allocation among asset classes and the underlying funds was:

Bond Funds:	60%
MFS Emerging Markets Debt Fund	3%
MFS Global Bond Fund	5%
MFS Government Securities Fund	10%
MFS High Income Fund	5%
MFS Inflation-Adjusted Bond Fund	10%
MFS Limited Maturity Fund	10%
MFS Research Bond Fund	17%
Specialty Funds:	4%
MFS Absolute Return Fund	2%
MFS Commodity Strategy Fund	1%
MFS Global Real Estate Fund	1%
International Stock Funds:	8%
MFS International Growth Fund	2%
MFS International Value Fund	2%
MFS Research International Fund	4%
U.S. Stock Funds:	28%
MFS Growth Fund	6%
MFS Mid Cap Growth Fund	4%
MFS Mid Cap Value Fund	4%
MFS New Discovery Fund	1%
MFS New Discovery Value Fund	1%
MFS Research Fund	6%
MFS Value Fund	6%

MFS Conservative Allocation Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MACFX
MFS Conservative Allocation Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MACJX
MFS Conservative Allocation Fund | 529A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECLAX
MFS Conservative Allocation Fund | 529B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBCAX
MFS Conservative Allocation Fund | 529C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECACX
MFS Conservative Allocation Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MACBX
MFS Conservative Allocation Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MACVX
MFS Conservative Allocation Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MACIX
MFS Conservative Allocation Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MACKX
MFS Conservative Allocation Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCARX
MFS Conservative Allocation Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MACNX

MFS Growth Allocation Fund (Prospectus Summary): | MFS Growth Allocation Fund
MFS�� Growth Allocation Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is August 26, 2011.

MFS�� Asset Allocation Funds

MFS�� Conservative Allocation Fund,

MFS�� Moderate Allocation Fund,

MFS�� Growth Allocation Fund, and

MFS�� Aggressive Growth Allocation Fund

Effective immediately, the following replaces the second paragraph of the sub-section entitled "Principal Investment Strategies" beneath the main heading "Summary of Key Information" for MFS Growth Allocation Fund:

As of August 26, 2011, the fund���s target allocation among asset classes and the underlying funds was:

Bond Funds:	20%
MFS Emerging Markets Debt Fund	3%
MFS Global Bond Fund	4%
MFS High Income Fund	5%
MFS Inflation-Adjusted Bond Fund	5%
MFS Research Bond Fund	3%
Specialty Funds:	8%
MFS Absolute Return Fund	1%
MFS Commodity Strategy Fund	4%
MFS Global Real Estate Fund	3%
International Stock Funds:	20%
MFS Emerging Markets Equity Fund	1%
MFS International Growth Fund	5%
MFS International New Discovery Fund	2%
MFS International Value Fund	5%
MFS Research International Fund	7%
U.S. Stock Funds:	52%
MFS Growth Fund	11%
MFS Mid Cap Growth Fund	9%
MFS Mid Cap Value Fund	9%
MFS New Discovery Fund	2%
MFS New Discovery Value Fund	2%
MFS Research Fund	8%
MFS Value Fund	11%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 28, 2010
MFS Growth Allocation Fund (Prospectus Summary): | MFS Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MFS�� Growth Allocation Fund
Supplement Text	ck0000783740_SupplementTextBlock

SUPPLEMENT TO PROSPECTUS

The date of this supplement is August 26, 2011.

MFS�� Asset Allocation Funds

MFS�� Conservative Allocation Fund,

MFS�� Moderate Allocation Fund,

MFS�� Growth Allocation Fund, and

MFS�� Aggressive Growth Allocation Fund

Investment Strategy, Heading	rr_StrategyHeading	Effective immediately, the following replaces the second paragraph of the sub-section entitled "Principal Investment Strategies" beneath the main heading "Summary of Key Information" for MFS Growth Allocation Fund:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

As of August 26, 2011, the fund���s target allocation among asset classes and the underlying funds was:

Bond Funds:	20%
MFS Emerging Markets Debt Fund	3%
MFS Global Bond Fund	4%
MFS High Income Fund	5%
MFS Inflation-Adjusted Bond Fund	5%
MFS Research Bond Fund	3%
Specialty Funds:	8%
MFS Absolute Return Fund	1%
MFS Commodity Strategy Fund	4%
MFS Global Real Estate Fund	3%
International Stock Funds:	20%
MFS Emerging Markets Equity Fund	1%
MFS International Growth Fund	5%
MFS International New Discovery Fund	2%
MFS International Value Fund	5%
MFS Research International Fund	7%
U.S. Stock Funds:	52%
MFS Growth Fund	11%
MFS Mid Cap Growth Fund	9%
MFS Mid Cap Value Fund	9%
MFS New Discovery Fund	2%
MFS New Discovery Value Fund	2%
MFS Research Fund	8%
MFS Value Fund	11%

MFS Growth Allocation Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAGWX
MFS Growth Allocation Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAGJX
MFS Growth Allocation Fund | 529A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EAGWX
MFS Growth Allocation Fund | 529B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBGWX
MFS Growth Allocation Fund | 529C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECGWX
MFS Growth Allocation Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBGWX
MFS Growth Allocation Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCGWX
MFS Growth Allocation Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGWIX
MFS Growth Allocation Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAGMX
MFS Growth Allocation Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGALX
MFS Growth Allocation Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAGEX